Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Research and development claims receivable	$23,678	$24,711
Prepayments	8,713	10,206
VAT receivable	1,849	3,124
Lease incentive receivable	—	1,237
Lease and lease deposit receivable	68	—
Other asset	240	—
Grant income receivable	384	414
Other receivable	271	199
Deferred cost	1,073	3,008
Total prepaid expenses and other current assets	$36,276	$42,899